ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2015
ADVANCES FROM CUSTOMERS [Abstract]
Schedule of Advances from Customers

	December 31,
	2014	2015
Customer E	$8,041,836	$3,237,308
Customer F	2,405,619	1,517,402
Customer I	—	1,539,590
Customer L	111	781,342
Others	262,636	1,107,734
Total	$10,710,202	$8,183,376
Less: Current portion of advances from customers	$7,308,535	$8,183,376
Long term advances from customers	$3,401,667	$—